PGIM Core Bond Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.25% [1]	1.35%
A
Prospectus [Line Items]
Average Annual Return, Percent		(1.46%)	(1.04%)	0.90%
Performance Inception Date	Feb. 17, 2015
C
Prospectus [Line Items]
Average Annual Return, Percent		0.05%	(1.19%)	0.46%
Performance Inception Date	Feb. 17, 2015
R
Prospectus [Line Items]
Average Annual Return, Percent		1.53%	(0.71%)	0.96%
Performance Inception Date	Feb. 17, 2015
Z
Prospectus [Line Items]
Average Annual Return, Percent		2.17%	(0.06%)		1.49%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.33%	(1.41%)		0.25%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.27%	(0.59%)		0.61%
R6
Prospectus [Line Items]
Average Annual Return, Percent		2.18%	(0.05%)	1.56%
Performance Inception Date	Feb. 17, 2015

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.